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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         SCSF Equities, LLC as agent for Sun Capital
                 ----------------------------------------------------
                 Securities, LLC and Sun Capital Securities III, Ltd.
                 ----------------------------------------------------
   Address:      5200 Town Center Circle
                 ----------------------------------------------------
                 Suite 600
                 ----------------------------------------------------
                 Boca Raton, FL 33486
                 ----------------------------------------------------

Form 13F File Number: 028-12343
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Satzberg
         -------------------------------
Title:   Vice President
         -------------------------------
Phone:   (561) 394-0550
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ Michael Satzberg            Boca Raton, FL     August 14, 2009
   -------------------------------    -----------------   ---------------
           [Signature]                  [City, State]          [Date]

This report is being filed by SCSF Equities, LLC, a Delaware limited liability company ("SCSF Equities") and Sun Capital Master Securities Fund III, L.P. ("Master Fund III"), a Cayman Islands exempted limited partnership. SCSF Equities is an affiliate of Sun Capital Securities Offshore Fund, Ltd., a Cayman Islands exempted company ("Sun Offshore Fund"), Sun Capital Securities Fund, LP, a Delaware limited partnership ("Sun Securities Fund"), Sun Capital Securities Advisors, LP, a Delaware limited partnership ("Sun Advisors") and Sun Capital Securities, LLC, a Delaware limited liability company ("Sun Capital Securities"). Master Fund III is an affiliate of Sun Capital Securities Offshore Fund III, Ltd., a Cayman Islands exempted company ("Sun Offshore Fund III"), Sun Capital Securities Fund III, LP, a Delaware limited partnership ("Sun Securities Fund III"), Sun Capital Securities Advisors III, L.P., a Cayman Islands exempted limited partnership ("Sun Advisors III") and Sun Capital Securities III, Ltd., a Cayman Islands exempted company ("Sun Capital Securities III"). Marc J. Leder ("Leder") and Rodger R. Krouse ("Krouse") may each be deemed to control SCSF Equities, Sun Securities Fund and Sun Advisors, as Leder and Krouse each own 50% of the membership interests in Sun Capital Securities, which in turn is the general partner of Sun Advisors, which in turn is the general partner of Sun Securities Fund, which in turn is the managing member of SCSF Equities.Leder and Krouse may each be deemed to control the Sun Offshore Fund by virtue of them being the only two directors of the Sun Offshore Fund. Sun Offshore Fund, in turn, owns a majority of the membership interests of SCSF Equities. Leder and Krouse may each be deemed to control Master Fund III by virtue of them being the only two directors of Sun Capital Securities III, which in turn is the general partner of Sun Advisors III, which in turn is the general partner of Master Fund
III. None of SCSF Equities, Sun Offshore Fund, Sun Securities Fund, Sun Advisors or Master Fund III separately exercises voting or investment discretion over the securities set forth in the information table included herein.

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

None.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 10
                                        --------------------

Form 13F Information Table Value Total: $34,232
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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                           FORM 13F INFORMATION TABLE

                                                                          SHRS OR
                                                                          SH/PUT/
                                                                          --------

                                       TITLE OF                VALUE      (PRN AMT      INVESTMENT     OTHER    VOTING AUTHORITY
        NAME OF ISSUER                  CLASS        CUSIP    (X$1000)    PRN CALL)     DISCRETION    MANAGERS  SOLE/SHARED/NONE
        --------------                  -----        -----    --------    ---------     ----------    --------  ----------------
ArvinMeritor Incorporated            Common Stock  043353101     2,752       626,791  Shared-Defined    None          Sole
C&D Technologies, Inc.               Common Stock  124661109     3,774     1,887,229  Shared-Defined    None          Sole
Coleman Cable, Inc.                  Common Stock  193459302     4,185     1,489,399  Shared-Defined    None          Sole
Design Within Reach, Inc.            Common Stock  250557105     1,867     2,523,200  Shared-Defined    None          Sole
Furniture Brands International, Inc. Common Stock  360921100     2,836       935,934  Shared-Defined    None          Sole
Georgia Gulf Corporation             Common Stock  373200203     2,751     4,299,132  Shared-Defined    None          Sole
Graphic Packaging Holding Company    Common Stock  388689101     1,613       881,506  Shared-Defined    None          Sole
Modine Manufacturing Company         Common Stock  607828100     4,251       885,700  Shared-Defined    None          Sole
Nautilus, Inc.                       Common Stock  63910B102     1,676     1,482,963  Shared-Defined    None          Sole
Pier 1 Imports, Inc.                 Common Stock  720279108     8,527     4,284,932  Shared-Defined    None          Sole